Leases - Schedule of future minimum lease payments for the Company's operating lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025		$ 2,626
2026		2,605
2027		1,200
2028		839
2029		866
Thereafter		1,568
Total undiscounted lease payments		9,704
Less: Imputed interest		(2,343)
Present value of lease liabilities		7,361
Less: Operating lease liabilities, current	$ (1,781)	(1,638)	$ (1,592)
Operating lease liabilities, noncurrent	$ 4,683	$ 5,723	$ 4,539